						File Number: 333-129005
                                                Filed Pursuant to Rule 497(e) of
						the Securities Act of 1933

                                                                December 9, 2019


                           PIONEER GLOBAL EQUITY FUND


              SUPPLEMENT TO THE PROSPECTUS DATED DECEMBER 31, 2018


FUND SUMMARY
The following replaces the corresponding information under the heading "Management" in the section entitled "Fund summary":


MANAGEMENT


INVESTMENT ADVISER     Amundi Pioneer Asset Management, Inc.
PORTFOLIO MANAGEMENT   Marco Pirondini, Senior Managing Director and
                       Head of Equities U.S. of Amundi Pioneer (lead
                       portfolio manager of the fund since 2010);
                       John Peckham, Senior Vice President of Amundi
                       Pioneer (portfolio manager of the fund since
                       December 2019); and Brian Chen, Vice
                       President of Amundi Pioneer (portfolio manager
                       of the fund since December 2019)

MANAGEMENT
The following replaces the corresponding information under the heading "Portfolio management" in the section entitled "Management":

Day-to-day management of the fund's portfolio is the responsibility of Marco Pirondini (lead portfolio manager of the fund since 2010), John Peckham (portfolio manager of the fund since December 2019) and Brian Chen (portfolio manager of the fund since December 2019). Mr. Pirondini, Mr. Peckham and Mr. Chen may draw upon the research and investment management expertise of the firm's research teams, which provide fundamental and quantitative research on companies on a global basis, and include members from one or more of Amundi Pioneer's affiliates.

Mr. Pirondini is Senior Managing Director and Head of Equities, U.S. From 2004 until 2010, he was Global Chief Investment Officer of Pioneer Investments, overseeing equity, fixed income, balanced, and quantitative portfolio management, and quantitative and fundamental research divisions. He joined a predecessor organization to Amundi Pioneer in 1991.

Mr. Peckham, Senior Vice President of Amundi Pioneer, joined Pioneer in 2002 He is a member of the Global Equity team, and a member of the U.S. Equity staff since 2002.

Mr. Chen, Vice President of Amundi Pioneer, joined Amundi Pioneer in 2019. Prior to joining Amundi Pioneer, he was a Partner, Portfolio Manager, and Analyst at Clough Capital Partners from 2010 until 2019, where he co-managed a long-short Asia-Pacific equity strategy.






























                                                                   31875-00-1219
                                (Copyright)2019 Amundi Pioneer Distributor, Inc.
                                             Underwriter of Pioneer mutual funds
                                                                     Member SIPC

                                                                December 9, 2019


                           PIONEER GLOBAL EQUITY FUND


          SUPPLEMENT TO THE SUMMARY PROSPECTUS DATED DECEMBER 31, 2018


FUND SUMMARY
The following replaces the corresponding information under the heading "Management" in the section entitled "Fund summary":


MANAGEMENT


INVESTMENT ADVISER     Amundi Pioneer Asset Management, Inc.
PORTFOLIO MANAGEMENT   Marco Pirondini, Senior Managing Director and
                       Head of Equities U.S. of Amundi Pioneer (lead
                       portfolio manager of the fund since 2010);
                       John Peckham, Senior Vice President of Amundi
                       Pioneer (portfolio manager of the fund since
                       December 2019); and Brian Chen, Vice
                       President of Amundi Pioneer (portfolio manager
                       of the fund since December 2019)

                                                                   31874-00-1219
                                (Copyright)2019 Amundi Pioneer Distributor, Inc.
                                             Underwriter of Pioneer mutual funds
                                                                     Member SIPC